Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Profit before income tax	$ 2,795,198	$ 1,539,078	$ (308,901)
Tax rate (i)	40.00%	40.00%	41.00%
Income tax	$ (1,118,079)	$ (615,631)	$ 126,649
Share-based payments	(8,175)	(16,880)	(11,757)
Operational losses and others	(6,212)	(11,342)	(9,112)
Change in income tax rate			(2,531)
Contingent share award (CSA) - termination (iii)			(145,785)
Effect of different tax rates - subsidiaries and parent company	103,254	80,128	(31,765)
Interest on capital	44,246	32,731
Donations	32,863
Other amounts (ii)	129,017	22,446	18,568
Income tax	(823,086)	(508,548)	(55,733)
Current tax expense	(1,536,521)	(1,184,230)	(473,345)
Deferred tax benefit	713,435	675,682	417,612
Income tax in the statement of income	(823,086)	(508,548)	(55,733)
Deferred tax recognized in OCI	(11,899)	1,666	829
Income tax	$ (834,985)	$ (506,882)	$ (54,904)
Effective tax rate	29.40%	33.00%	18.00%